BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The current and non-current balances of non-recourse borrowings are as follows:

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Current	$11	$—
Non-current	3,466	3,526
Total	$3,477	$3,526
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Total
2021	$12
2022	—
2023	1,335
2024	109
2025	157
Thereafter	1,873
Total principal repayments	3,486
Deferred financing costs and other	(9)
Total - Dec. 31, 2020	$3,477
Total - Dec. 31, 2019	$3,526
The weighted average interest rates of non-recourse borrowings are as follows:

	As of December 31,
	2020	2019
Weighted average interest rates	3%	5%
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2020	Local Currency		Dec. 31, 2019	Local Currency
U.S. dollars	$300	USD	300	$300	USD	$300
British pounds	2,174	GBP	1,590	1,936	GBP	1,460
Brazilian real	1,012	BRL	5,260	1,290	BRL	5,200

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	Dec. 31, 2020	Cash Flows	Foreign Exchange Movement	Dec. 31, 2019
Non-recourse borrowings	3,477	171	(220)	3,526

US$ MILLIONS	Dec. 31, 2019	Cash Flows	Foreign Exchange Movement	Dec. 31, 2018
Non-recourse borrowings	3,526	261	19	3,246